Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2023
Investee Companies and other investments [Abstract]
Schedule of Composition of Investments
	December 31
	2023	2022
	€ in thousands

Investment in shares	31,772	30,029
Long-term loans	-	2,665
	31,772	32,694

Current maturities	-	(2,665)

Investment in equity accounted investee	31,772	30,029

Schedule of Changes in Investments
	2023	2022
	€ in thousands

Balance as at January 1	30,029	34,029
Long term loans extended	-	128
Dividend distribution	(374)	-
Repayment of long-term loans	-	(149)
Reevaluation in connection with long term loans	-	(270)
The Company’s share of income	4,012	1,206
Foreign currency translation adjustments	(1,895)	(2,250)
Conversion to short term loan	-	(2,665)
Balance as at December 31	31,772	30,029

Schedule of Information on Financial Position
								Equity
	Rate of	Current	Non- current	Total	Current	Non- current	Total	attributable to the owners of the	Company’s	Surplus costs and	Other	Carrying amount of
	ownership	assets	assets	assets	liabilities	liabilities	liabilities	Company	share	goodwill	adjustments	investment
	%	€ in thousands
2023
Ellomay Luzon Energy	50	309	62,735	63,044	(344)	-	(344)	62,700	31,350	1,388	(966)	31,772

2022
Ellomay Luzon Energy	50	72	63,722	63,794	(5,329)	-	(5,329)	58,464	29,232	1,927	(1,130)	30,029

Schedule of Information on Operating Results
	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other adjustments	Company’s share of income of investee
	%	€ in thousands
2023
Ellomay Luzon Energy	50	8,807	4,404	308	(392)	4,320

2022
Ellomay Luzon Energy	50	(61)	(31)	1,475	(238)	1,206

Schedule of Composition of Advances on Account of Investments
	December 31
	2023	2022
	€ in thousands
On account of development of PV projects in Italy	898	2,328